Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

3. CASH AND CASH EQUIVALENTS

Below is a breakdown of the Company’s cash balances in banks for both years, both by geography and by currencies (translated into U.S. dollars):

	As of June 30,
By Geography:	2022	2023
Cash in HK	$71,221,649	$25,841,880
Cash in U.S.	3,259,002	14,458,693
Total	$74,480,651	$40,300,573

By Currency:
USD	$64,187,756	$39,835,636
HKD	415,930	363,416
EUR	4,097	59,702
GBP	24,680	22,143
RMB	9,848,188	19,676
Total	$74,480,651	$40,300,573

“HKD” refers to Hong Kong dollars, “GBP” refers to British pounds, and “EUR” refers to Euros.